WASATCH FUNDS TRUST

Supplement dated August 11, 2026, to the

Summary Prospectuses and Prospectus, each dated January 31, 2026

	Investor Class	Institutional Class
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Select Fund®	WAISX	WGISX

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2026, with respect to the Investor Class and Institutional Class Shares of the Wasatch Global Select Fund, Wasatch International Growth Fund and Wasatch International Select Fund. You should retain this Supplement with the Prospectus and each Summary Prospectus for future reference. Additional copies of these materials may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective September 15, 2026, Derrick Tzau will no longer be a portfolio manager for the Wasatch Global Select Fund, the Wasatch International Growth Fund and the Wasatch International Select Fund. Therefore, as of September 15, 2026, all references to Derrick Tzau are hereby deleted.

WASATCH FUNDS TRUST

Supplement dated August 11, 2026, to the

Statement of Additional Information dated January 31, 2026

	Investor Class	Institutional Class
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Select Fund®	WAISX	WGISX

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2026. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective September 15, 2026, Derrick Tzau will no longer be a portfolio manager for the Wasatch Global Select Fund, the Wasatch International Growth Fund and the Wasatch International Select Fund. Therefore, as of September 15, 2026, all references to Derrick Tzau are hereby deleted.